Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Plan assets measured at fair value
Post-employment benefit liability (asset)	$ 2,080,651	$ 1,468,112	$ 962,497
Plan assets
Plan assets measured at fair value
Post-employment benefit liability (asset)	(1,195,749)	(1,379,496)	$ (1,515,030)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	231,837	218,269
Money market securities	607,658	766,181
Post-employment benefit liability (asset)	1,195,749	1,379,496
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	231,837	218,269
Money market securities	607,658	766,181
Post-employment benefit liability (asset)	1,195,749	1,379,496
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	101,690	136,963
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	101,690	136,963
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	254,564	258,083
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 254,564	$ 258,083